Loans, borrowings, leases, cash and cash equivalents and short-term investments - Debt payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Loans and borrowings
Principal	$ 13,159
Estimated future interest payments	6,913
2021
Loans and borrowings
Principal	685
Estimated future interest payments	637
2022
Loans and borrowings
Principal	1,230
Estimated future interest payments	610
2023
Loans and borrowings
Principal	1,229
Estimated future interest payments	581
2024
Loans and borrowings
Principal	2,024
Estimated future interest payments	527
Between 2025 and 2029
Loans and borrowings
Principal	2,175
Estimated future interest payments	2,108
2030 onwards
Loans and borrowings
Principal	5,816
Estimated future interest payments	$ 2,450